RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors® Spin-Off ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 22, 2018 (Accession No. 0000930413-18-002069), which is incorporated herein by reference.